Supplement dated July 17, 2012

to the Statement of Additional Information

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, and June 15, 2012)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

For information about the Government and High Quality Bond Fund, see the Statement of Additional Information for the Government & High Quality Bond Fund dated July 17, 2012.